Shareholders' Equity	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Shareholders' Equity
17. SHAREHOLDERS’ EQUITY
In February 2020, the Company entered into an arrangement to allow the senior executives to settle its due on demand interest bearing loans (“Settlement Arrangement”). Under the terms of the Settlement Arrangement, the Company will repurchase ordinary shares already issued to the executives for a cashless settlement of the outstanding loan amount including interest and related IIT. The number of ordinary shares to be repurchased is calculated by dividing the outstanding amount on settlement date by
US$0.70 per share, which is below the estimated fair value per ordinary share of US$0.76 determined by the Company with the assistance of an independent appraiser. Therefore, there is no compensation expense to be recorded as a result of this repurchase. On February 29, 2020, the Company repurchased 5,475,254 ordinary shares at nil consideration from these senior executives in lieu of full settlement of the outstanding amount (Note 18).
On April 7, 2020, the Company’s shareholders and Board of Directors approved to increase the Company’s authorized share capital to US$4,000 divided into 4,000,000,000 shares with a par value of US$0.001 each, consisting of (i) 2,282,750,429 ordinary shares (ii) 458,116,000 Series A Preferred Shares, (iii) 153,603,600 Series B Preferred Shares, (iv) 185,665,192 Series C Preferred Shares, (v) 842,738,782 Series D Preferred Shares, and (vi) 77,125,997 Series D+ Preferred Shares, respectively, which will become effective immediately prior to the completion of the Company’s IPO. All of the Preferred Shares issued and outstanding immediately prior to the completion of the IPO will be converted (by way of re-designation
and
re-classification)
into ordinary shares on a one for one basis. Each ordinary share entitles the holder thereof to one vote per share on all matters subject to vote at general meetings of the Company.
On May 8, 2020, the Company completed its IPO on the NASDAQ Global Select Market. 30,000,000 ADS representing 450,000,000 ordinary shares were sold at $17.00 per ADS, or $1.13 per share. Additionally, the underwriters exercised their options to purchase an additional 67,500,000 ordinary shares in the form of 4,500,000 ADSs. Net proceeds from the IPO including underwriter options after deducting underwriting discount and offering expenses were approximately RMB3,875,394 (US$593,930). The deferred IPO costs were recorded as a reduction of the proceeds received from the IPO in the shareholders’ (deficit) equity.
Upon completion of the IPO, all outstanding Preferred Shares were converted on a one-for-one
basis into 1,717,249,571 ordinary shares.
On September 23, 2020, the Company completed its
follow-on
offering on the NASDAQ Global Select Market. 8,000,000 ADS representing 120,000,000 ordinary shares were sold at $31.00 per ADS, or $2.07 per share. Additionally, the underwriters exercised their options to purchase an additional 18,750,000 ordinary shares in the form of 1,250,000 ADSs. Net proceeds from the follow-on
offering including underwriter options after deducting underwriting discount and offering expenses were approximately RMB1,881,233 (US$288,312). The offering costs were recorded as a reduction of the proceeds received from the follow-on
offering in the shareholders’ (deficit) equity.